Note 9 - Warrants (Tables)	9 Months Ended
Sep. 30, 2015
Warrants [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	September 30, 2015	December 31, 2014
Stock price	$1.25	$2.90
Volatility	90.0%	72.5%
Risk-free interest rate	1.15%	1.65%
Exercise price	$1.46	$3.15
Expected life (years)	4.08	4.83
Dividend yield	0%	0%
Private stock offering %	15%	15%
Public stock offering %	80%	80%
Equity raise time period	4th Quarter 2015	4th Quarter 2015
	September 30, 2015	December 31, 2014
Stock price	$1.25	$2.90
Volatility	90.0%	72.5%
Risk-free interest rate	1.15%	1.65%
Exercise price	$1.46	$2.71
Expected life (years)	4.18	4.93
Dividend yield	0%	0%
	September 30, 2015	August 12, 2015
Stock price	$1.25	$1.70
Volatility	90.0%	82.5%
Risk-free interest rate	1.37%	1.52%
Exercise price	$1.46	$1.70
Expected life (years)	4.87	5
Dividend yield	0%	0%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Weighted- Average Exercise Price		Warrants Outstanding December 31, 2014	Warrants Issued in 2015	Warrants Outstanding September 30, 2015
Warrants issued July 30, 2014	$1.46		800	-	800
Warrants issued December 4, 2014	$1.46		960	-	960
Warrants issued August 12, 2015	$1.46	*	-	300	300
Total	$1.46		1,760	300	2,060

Change in Warrant Fair Value [Table Text Block]
	Warrants Issued on July 30, 2014	Warrants Issued on December 4, 2014	Warrants Issued on August 12, 2015	Total
Fair value of outstanding warrants as of December 31, 2014	$1,410	$1,790	$-	3,200
Fair value of outstanding warrants issued on August 12, 2015	-	-	347	347
Change in fair value of warrants through 3rd Quarter 2015	(788)	(1,003)	(86)	(1,877)
Fair value of outstanding warrants as of September 30, 2015	$622	$787	$261	$1,670